Debt, Cash and Cash Equivalents - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 17,935	€ 19,745
Short-term debt and current portion of long-term debt	2,225	2,767
Interest rate and currency derivatives used to manage debt	70	119
Total debt	20,230	22,631
Cash and cash equivalents	(9,722)	(13,915)	€ (15,969)	€ (9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt	10,467	8,790
Current and non-current lease liabilities	1,489	1,163
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	64
Short-term debt and current portion of long-term debt	(2)
Interest rate and currency derivatives used to manage debt	0
Total debt	62
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	62
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	(15)
Short-term debt and current portion of long-term debt	2
Interest rate and currency derivatives used to manage debt	17
Total debt	4
Cash and cash equivalents	0
Interest rate and currency derivatives used to manage cash and cash equivalents	0
Net debt	4
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	17,984	19,794
Short-term debt and current portion of long-term debt	2,225	2,767
Interest rate and currency derivatives used to manage debt	87	142
Total debt	20,296	22,703
Cash and cash equivalents	(9,722)	(13,915)
Interest rate and currency derivatives used to manage cash and cash equivalents	(41)	74
Net debt	€ 10,533	€ 8,862